Average Annual Total Returns	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Ten Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A One Year	Prospectus #2 Eaton Vance Stock Fund Class A Five Years	Prospectus #2 Eaton Vance Stock Fund Class A Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Stock Fund Class C One Year	Prospectus #2 Eaton Vance Stock Fund Class C Five Years	Prospectus #2 Eaton Vance Stock Fund Class C Ten Years	Prospectus #2 Eaton Vance Stock Fund Class I One Year	Prospectus #2 Eaton Vance Stock Fund Class I Five Years	Prospectus #2 Eaton Vance Stock Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg US Universal Index One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg US Universal Index Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg US Universal Index Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I One Year	Prospectus #3 Parametric Commodity Strategy Fund Class I Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Inception Date
Total	26.29%	15.68%	12.03%	21.50%	14.02%	10.77%	21.34%	13.87%	10.58%	12.85%	11.27%	8.89%	26.28%	14.37%	10.70%	28.56%	15.53%	11.65%	26.29%	15.68%	12.03%	21.32%	13.85%	10.60%	21.19%	13.74%	10.45%	12.71%	11.13%	8.75%	26.11%	14.21%	10.54%	28.37%	15.37%	11.48%	26.29%	15.68%	12.03%	17.51%	13.88%	10.45%	13.36%	11.69%	8.26%	13.29%	11.19%	8.10%	22.13%	14.26%	10.39%	24.41%	15.41%	11.32%	6.17%	1.44%	2.08%	(7.91%)	7.23%	(1.11%)	(7.90%)	10.45%	1.78%	(9.14%)	7.47%	(0.10%)	(4.67%)	6.92%	0.49%	(4.69%)	11.42%	2.35%	May 25, 2011